Earnings Per Share (Tables)	3 Months Ended
Jan. 31, 2020
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Summary of Basic and Diluted Earnings Per Share
The following tables present our basic and diluted earnings per share:
Basic Earnings Per Common Share

(Canadian $ in millions, except as noted)	For the three months ended
	January 31, 2020	January 31, 2019
Net income attributable to equity holders of the bank	1,592	1,510
Dividends on preferred shares and distributions payable on other equity instruments	(70)	(52)
Net income available to common shareholders	1,522	1,458
Weighted-average number of common shares outstanding (in thousands)	639,448	638,927
Basic earnings per share (Canadian $)	2.38	2.28
Diluted Earnings Per Common Share
Net income available to common shareholders adjusted for impact of dilutive instruments	1,522	1,458
Weighted-average number of common shares outstanding (in thousands)	639,448	638,927
Effect of dilutive instruments
Stock options potentially exercisable (1)	5,150	4,704
Common shares potentially repurchased	(3,803)	(3,218)
Weighted-average number of diluted common shares outstanding (in thousands)	640,795	640,413
Diluted earnings per share (Canadian $)	2.37	2.28

(1)
In computing diluted earnings per share we excluded average stock options outstanding of 1,338,832 with a weighted-average exercise price of $105.01 for the three months ended January 31, 2020 (1,970,886 with a weighted-average exercise price of $100.69 for the three months ended January 31, 2019) as the average share price for the period did not exceed the exercise price.